Segment Report (Details) t in Thousands, R in Millions	12 Months Ended
	Jun. 30, 2025 ZAR (R) kg t	Jun. 30, 2024 ZAR (R) t kg	Jun. 30, 2023 ZAR (R) t kg
Disclosure of operating segments [line items]
Revenue	R 73,896	R 61,379	R 49,275
Production costs	43,155	38,923	34,866
Production profit/(loss)	30,741	22,456	14,409
Assets	77,503	60,460	57,240
Capital expenditure	R 10,998	R 8,327	R 7,598
Kilograms produced | kg	46,023	48,578	45,651
Tonnes milled | t	50,897	51,319	52,135
Operating segments
Disclosure of operating segments [line items]
Revenue	R 70,732	R 58,270	R 47,520
Production costs	40,523	36,390	33,541
Production profit/(loss)	30,209	21,880	13,979
Operating segments | Total operations
Disclosure of operating segments [line items]
Revenue	70,732	58,270	47,520
Production costs	40,523	36,390	33,541
Production profit/(loss)	30,209	21,880	13,979
Segment assets	39,383	33,301	30,409
Capital expenditure	R 10,998	R 8,327	R 7,598
Kilograms produced | kg	46,023	48,578	45,651
Tonnes milled | t	50,897	51,319	52,135
Reconciliation of segment information to the group income statement and group balance sheet
Disclosure of operating segments [line items]
Revenue	R 3,164	R 3,109	R 1,755
Production costs	2,632	2,533	1,325
Production profit/(loss)	532	576	430
Unallocated amounts
Disclosure of operating segments [line items]
Assets	38,120	27,159	26,831
South Africa | Operating segments
Disclosure of operating segments [line items]
Revenue	62,809	52,089	43,080
Production costs	38,067	34,143	31,505
Production profit/(loss)	24,742	17,946	11,575
Segment assets	34,028	27,731	24,643
Capital expenditure	R 9,377	R 6,786	R 5,861
Kilograms produced | kg	40,916	43,477	41,281
Tonnes milled | t	47,110	47,959	48,289
South Africa | Operating segments | Moab Khotsong
Disclosure of operating segments [line items]
Revenue	R 9,455	R 8,108	R 7,036
Production costs	5,229	4,638	4,515
Production profit/(loss)	4,226	3,470	2,521
Segment assets	8,023	6,017	5,125
Capital expenditure	R 2,427	R 1,330	R 1,167
Kilograms produced | kg	6,184	6,599	6,668
Tonnes milled | t	753	822	920
South Africa | Operating segments | Mponeng
Disclosure of operating segments [line items]
Revenue	R 16,079	R 10,577	R 7,845
Production costs	7,037	5,795	4,997
Production profit/(loss)	9,042	4,782	2,848
Segment assets	6,051	4,438	4,630
Capital expenditure	R 2,043	R 890	R 704
Kilograms produced | kg	10,370	8,751	7,449
Tonnes milled | t	920	880	884
South Africa | Operating segments | Tshepong North
Disclosure of operating segments [line items]
Revenue	R 4,447	R 3,877	R 3,530
Production costs	3,107	2,827	2,701
Production profit/(loss)	1,340	1,050	829
Segment assets	2,553	2,369	2,226
Capital expenditure	R 695	R 559	R 553
Kilograms produced | kg	2,900	3,248	3,354
Tonnes milled | t	673	726	795
South Africa | Operating segments | Tshepong South
Disclosure of operating segments [line items]
Revenue	R 4,233	R 3,734	R 3,607
Production costs	2,917	2,564	2,395
Production profit/(loss)	1,316	1,170	1,212
Segment assets	2,584	2,326	2,043
Capital expenditure	R 570	R 527	R 514
Kilograms produced | kg	2,739	3,129	3,431
Tonnes milled | t	448	465	506
South Africa | Operating segments | Doornkop
Disclosure of operating segments [line items]
Revenue	R 4,158	R 4,198	R 4,384
Production costs	3,243	3,041	3,009
Production profit/(loss)	915	1,157	1,375
Segment assets	4,519	3,924	3,624
Capital expenditure	R 914	R 686	R 716
Kilograms produced | kg	2,720	3,470	4,213
Tonnes milled | t	742	815	898
South Africa | Operating segments | Joel
Disclosure of operating segments [line items]
Revenue	R 2,484	R 2,079	R 2,044
Production costs	1,876	1,663	1,616
Production profit/(loss)	608	416	428
Segment assets	1,437	1,372	1,306
Capital expenditure	R 270	R 235	R 231
Kilograms produced | kg	1,634	1,733	1,947
Tonnes milled | t	374	401	435
South Africa | Operating segments | Target 1
Disclosure of operating segments [line items]
Revenue	R 2,161	R 2,262	R 1,308
Production costs	2,534	2,352	2,009
Production profit/(loss)	(373)	(90)	(701)
Segment assets	2,067	1,951	1,745
Capital expenditure	R 491	R 488	R 428
Kilograms produced | kg	1,387	1,859	1,275
Tonnes milled | t	391	462	365
South Africa | Operating segments | Kusasalethu
Disclosure of operating segments [line items]
Revenue	R 5,594	R 4,638	R 3,621
Production costs	4,003	3,670	3,343
Production profit/(loss)	1,591	968	278
Segment assets	690	520	634
Capital expenditure	R 461	R 226	R 253
Kilograms produced | kg	3,629	3,842	3,460
Tonnes milled | t	544	584	567
South Africa | Operating segments | Masimong
Disclosure of operating segments [line items]
Revenue	R 2,245	R 2,137	R 2,053
Production costs	1,980	1,852	1,724
Production profit/(loss)	265	285	329
Segment assets	62	0	16
Capital expenditure	R 111	R 44	R 47
Kilograms produced | kg	1,478	1,780	1,961
Tonnes milled | t	424	473	470
South Africa | Operating segments | Bambanani
Disclosure of operating segments [line items]
Revenue	R 0	R 0	R 18
Production costs	0	0	16
Production profit/(loss)	0	0	2
Segment assets	0	0	0
Capital expenditure	R 0	R 0	R 0
Kilograms produced | kg	0	0	0
Tonnes milled | t	0	0	0
South Africa | Operating segments | Mine Waste Solutions
Disclosure of operating segments [line items]
Revenue	R 4,458	R 4,016	R 2,689
Production costs	2,220	2,047	1,809
Production profit/(loss)	2,238	1,969	880
Segment assets	4,563	3,546	2,060
Capital expenditure	R 1,061	R 1,463	R 932
Kilograms produced | kg	2,996	3,770	2,804
Tonnes milled | t	23,054	22,655	23,067
South Africa | Operating segments | All other surface operations
Disclosure of operating segments [line items]
Revenue	R 7,495	R 6,463	R 4,945
Production costs	3,921	3,694	3,371
Production profit/(loss)	3,574	2,769	1,574
Segment assets	1,479	1,268	1,234
Capital expenditure	R 334	R 338	R 316
Kilograms produced | kg	4,879	5,296	4,719
Tonnes milled | t	18,787	19,676	19,382
Foreign operations | Operating segments
Disclosure of operating segments [line items]
Revenue	R 7,923	R 6,181	R 4,440
Production costs	2,456	2,247	2,036
Production profit/(loss)	5,467	3,934	2,404
Segment assets	5,355	5,570	5,766
Capital expenditure	R 1,620	R 1,541	R 1,737
Kilograms produced | kg	5,107	5,101	4,370
Tonnes milled | t	3,787	3,360	3,846
Foreign operations | Operating segments | Hidden Valley
Disclosure of operating segments [line items]
Revenue	R 7,923	R 6,181	R 4,440
Production costs	2,456	2,247	2,036
Production profit/(loss)	5,467	3,934	2,404
Segment assets	5,355	5,570	5,766
Capital expenditure	R 1,620	R 1,541	R 1,737
Kilograms produced | kg	5,107	5,101	4,370
Tonnes milled | t	3,787	3,360	3,846